JPMorgan Large Cap Value Fund Average Annual Total Returns - R2 R3 R4 R5 R6 Shares [Member]	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
RUSSELL 1000 INDEX(Reflects No Deduction for Fees, Expenses, or Taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	17.37%	13.59%	14.59%
RUSSELL 1000 VALUE INDEX(Reflects No Deduction for Fees, Expenses, or Taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	15.91%	11.33%	10.53%
Class R2
Prospectus [Line Items]
Average Annual Return, Percent	15.03%	12.39%	11.62%
Class R3
Prospectus [Line Items]
Average Annual Return, Percent	15.39%	12.67%	11.91%
Class R4
Prospectus [Line Items]
Average Annual Return, Percent	15.63%	12.95%	12.18%
Class R5
Prospectus [Line Items]
Average Annual Return, Percent	15.84%	13.11%	12.34%
Class R5 | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	13.56%	10.84%	10.35%
Class R5 | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	10.66%	9.87%	9.49%
Class R6
Prospectus [Line Items]
Average Annual Return, Percent	15.95%	13.24%	12.46%